Impairment of Loans Receivable and Gain on Debt Extinguishment (Tables)	12 Months Ended
Dec. 31, 2025
Impairment of Loans Receivable and Gain on Debt Extinguishment [Abstract]
Schedule of Impairment of Loans Receivable and Gain on Debt Extinguishment
	For the year ended December 31,
	2025	2024	2023

Impairment of loans receivable	-	16,487	-
Gain on debt extinguishment and conversion	(6,525)	-	-
Net	$(6,525)	$16,487	$-